Inventories (Details) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Inventories [Abstract]
Raw materials	$ 981,000	$ 1,598,000
Work in process	2,066,000	2,209,000
Finished goods	1,212,000	2,483,000
Total	$ 4,259,000	$ 6,290,000